Significant Accounting Policies - Summary of Company's Subsidiaries, Associates and Joint Ventures (Details)		1 Months Ended		12 Months Ended
	Jul. 02, 2018	Oct. 31, 2019	Apr. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geekie Desenvolvimento de Softwares S.A.
Significant Accounting Policies
Percentage of ownership, Subsidiary				37.50%
Direct and indirect interest, Associate	8.05%				6.54%
WPensar S.A.
Significant Accounting Policies
Percentage of ownership, Subsidiary				25.00%
Direct and indirect interest, Joint Venture			25.00%
Arco Educacao S.A.
Significant Accounting Policies
Principal activities				Holding
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%	100.00%
EAS Educacao S.A.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%	100.00%	100.00%
Barra Americas Editora Ltda.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%	100.00%	100.00%
Distribuidora de Material Didatico Desterro Ltda.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%	100.00%	100.00%
Novagaucha Editora e Livraria Ltda.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary					100.00%	100.00%
SAS Sistema de Ensino Ltda.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%	100.00%	100.00%
Arco Ventures S.A.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%	100.00%	100.00%
SAS Livrarias Ltda.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%	100.00%	100.00%
SAE Digital S.A
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%	100.00%	100.00%
Escola de Aplicacao Sao Jose dos Campos Ltda.
Significant Accounting Policies
Principal activities				Educational services
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary					69.60%	69.60%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				51.50%	51.50%	51.50%
NS Ventures Participacoes Ltda.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary					100.00%	100.00%
NS Educacao Ltda. ("NS Educacao")
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary					100.00%	100.00%
Nave a Vela Ltda. ("Nave")
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary		51.00%		51.00%
EEM Licenciamento de Programas Educacionais Ltda
Significant Accounting Policies
Principal activities				Educational technology
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%
NLP Solucoes Educacionais Ltda.
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%
Sistema Positivo de Ensino ("Positivo")
Significant Accounting Policies
Principal activities				Educational content
Country of Incorporation, Subsidiary				Brazil
Percentage of ownership, Subsidiary				100.00%
WPensar S.A
Significant Accounting Policies
Principal activities				Educational technology
Country of Incorporation, Joint Venture				Brazil
Direct and indirect interest, Joint Venture				25.00%	25.00%	25.00%
Geekie Desenvolvimento de Softwares S.A
Significant Accounting Policies
Principal activities				Educational technology
Country of Incorporation, Associate				Brazil
Direct and indirect interest, Associate				37.50%	8.05%	6.50%